Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Equity	R$ 29,857,376	R$ 27,333,533	R$ 24,931,859	R$ 22,793,704
Profit for the year	3,523,531	3,121,267	2,305,869
Investments	130,520	104,666
Investments contribution	5,814
Dividends distributed	(12,962)
Reclassification	608
Equity in the earnings of subsidiaries	34,111	24,551	22,079
Other investments	6,099	6,099
Overall total	161,863	110,765
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Equity	61,275	59,371	58,421
Contribution
Dividends distributed	(18,485)
Profit for the year	20,389	14,825	9,059
Investments	22,059	21,374
Investments contribution
Dividends distributed	(6,655)
Reclassification
Equity in the earnings of subsidiaries	R$ 7,340	R$ 5,337	R$ 3,261
Interest percentage	36.00%	36.00%	36.00%
Aguas De Andradinas [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 34,088	R$ 30,777	R$ 29,591
Contribution
Dividends distributed
Profit for the year	3,311	1,186	2,424
Investments	10,225	9,233
Investments contribution
Dividends distributed
Reclassification
Equity in the earnings of subsidiaries	R$ 992	R$ 356	R$ 700
Interest percentage	30.00%	30.00%	30.00%
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 12,784	R$ 10,787	R$ 9,384
Contribution
Dividends distributed
Profit for the year	1,997	1,403	1,428
Investments	3,835	3,236
Investments contribution
Dividends distributed
Reclassification
Equity in the earnings of subsidiaries	R$ 599	R$ 421	R$ 433
Interest percentage	30.00%	30.00%	30.00%
Attend Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 43,263	R$ 29,729	R$ 23,493
Contribution
Dividends distributed	(4,215)
Profit for the year	17,749	8,177	4,701
Investments	19,469	13,379
Investments contribution
Dividends distributed	(1,897)
Reclassification
Equity in the earnings of subsidiaries	R$ 7,987	R$ 3,680	R$ 5,438
Interest percentage	45.00%	45.00%	45.00%
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 102,442	R$ 73,926	R$ 58,172
Contribution
Dividends distributed	(9,000)
Profit for the year	37,516	30,496	25,269
Investments	50,196	36,223
Investments contribution
Dividends distributed	(4,410)
Reclassification
Equity in the earnings of subsidiaries	R$ 18,383	R$ 14,943	R$ 12,382
Interest percentage	49.00%	49.00%	49.00%
Paulista Geradora De Energia [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 42,307	R$ 10,486	R$ 6,153
Contribution	30,093
Dividends distributed
Profit for the year	1,728	(744)	(539)
Cantareira S P Energia [Member]
IfrsStatementLineItems [Line Items]
Equity	10,650	1,000
Contribution	10,114
Dividends distributed
Profit for the year	(464)
Investments	5,212	490
Investments contribution	4,949
Dividends distributed
Reclassification
Equity in the earnings of subsidiaries	R$ (227)
Interest percentage	49.00%	49.00%
F O X X U R E B A Ambiental [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ 63,309	R$ 69,258
Contribution	4,325
Dividends distributed
Profit for the year	(1,686)
Investments	12,663	13,852
Investments contribution	865
Dividends distributed
Reclassification
Equity in the earnings of subsidiaries	R$ (337)
Interest percentage	20.00%	20.00%
Other investments	R$ 25,244
Infranext Solucoesem Pavimentacao [Member]
IfrsStatementLineItems [Line Items]
Equity	4,699	7,050
Contribution
Dividends distributed
Profit for the year	(2,351)
Investments		450
Investments contribution
Dividends distributed
Reclassification	608
Equity in the earnings of subsidiaries	R$ (1,058)
Interest percentage	45.00%	45.00%
Sabesp Olimpia [Member]
IfrsStatementLineItems [Line Items]
Equity	R$ (3,066)
Contribution	811
Dividends distributed
Profit for the year	(3,877)
Paulista Geradora De Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Investments	6,861	6,429
Investments contribution
Dividends distributed
Reclassification
Equity in the earnings of subsidiaries	R$ 432	R$ (186)	R$ (135)
Interest percentage	25.00%	25.00%	25.00%